Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant related party transactions
Allowance for current expected credit losses	$ (1,175)	$ (3,188)
Amounts due from related parties, net	3,913,385	9,076,358
Amounts due to related parties	7,631,923	7,105,885
Alibaba Investment Limited
Significant related party transactions
Services purchased from/rental cost paid to related parties	875,072
Amounts due from related parties, net	332,243
Rollforward of the payable (receivable) balance
Services purchased from/rental cost paid to related parties	875,072
E-House
Significant related party transactions
Corporate service provided by E-House under service agreements	1,352,382	1,910,204	$ 1,772,642
Services purchased from/rental cost paid to related parties	886,866	764,952	1,478,163
Total online advertising services provided to related parties	484,185	0	23,168
Amounts due to related parties	2,201,127	129,566
Rollforward of the payable (receivable) balance
Balance at beginning of the year	129,566	(555,652)	(894,222)
Corporate service provided by E-House under service agreements	1,352,382	1,910,204	1,772,642
Service provided to related parties	(484,185)	0	(23,168)
Services purchased from/rental cost paid to related parties	886,866	764,952	1,478,163
Net payment	316,498	(1,989,938)	(2,889,067)
Balance at end of the year	2,201,127	129,566	(555,652)
Amount due to/(from) E-House
Net results for service fee and compensation from E-House	2,201,127	129,566
Amounts due to/(due from) E-House	2,201,127	129,566	(555,652)
SINA
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	10,078,875	29,322,241	18,281,406
Amounts due to related parties	1,479,957	3,238,329
Tencent
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	18,671,019	17,790,501	21,441,779
Fee paid to Tencent for advertising resources on behalf of customers	2,502,309	43,083,548	9,247,005
Amounts due from related parties, net	3,581,609	9,078,854
E-House Enterprise
Significant related party transactions
Services purchased from/rental cost paid to related parties	20,557,777	21,429,920	7,427,364
Total online advertising services provided to related parties	36,334	1,392,190	1,391,448
Amounts due to related parties	3,950,839	2,238,543
Rollforward of the payable (receivable) balance
Balance at beginning of the year	2,238,543	(906,009)
Service provided to related parties	(36,334)	(1,392,190)	(1,391,448)
Services purchased from/rental cost paid to related parties	20,557,777	21,429,920	7,427,364
Net payment	(18,809,147)	(16,893,178)
Balance at end of the year	3,950,839	2,238,543	(906,009)
Amount due to/(from) E-House
Amounts due to/(due from) E-House	3,950,839	2,238,543	(906,009)
Jupai
Significant related party transactions
Services purchased from/rental cost paid to related parties	0	34,160	132,586
Rollforward of the payable (receivable) balance
Services purchased from/rental cost paid to related parties	0	34,160	132,586
Investing affiliates
Significant related party transactions
Total online advertising services provided to related parties	548,075	2,393,204	1,319,805
Amounts due from related parties, net	708	692
Rollforward of the payable (receivable) balance
Service provided to related parties	(548,075)	(2,393,204)	(1,319,805)
Tianji Network
Significant related party transactions
Services purchased from/rental cost paid to related parties	69,762	493,176	1,090,583
Amounts due to related parties	0	1,499,447
Rollforward of the payable (receivable) balance
Services purchased from/rental cost paid to related parties	69,762	493,176	1,090,583
Yicang
Significant related party transactions
Services purchased from/rental cost paid to related parties	0	0	17,767
Rollforward of the payable (receivable) balance
Services purchased from/rental cost paid to related parties	$ 0	0	17,767
QuanZhuYi
Related Party Balances and Transactions
Equity interest (as a percent)	13.50%
Total amount of transactions with related parties
Significant related party transactions
Services purchased from/rental cost paid to related parties	$ 52,491,753	71,745,154	51,642,290
Total online advertising services provided to related parties	1,068,594	3,785,394	2,734,421
Rollforward of the payable (receivable) balance
Service provided to related parties	(1,068,594)	(3,785,394)	(2,734,421)
Services purchased from/rental cost paid to related parties	$ 52,491,753	$ 71,745,154	$ 51,642,290
Huixiangju
Related Party Balances and Transactions
Equity interest (as a percent)	51.00%
Qianyisheng
Related Party Balances and Transactions
Equity interest (as a percent)	19.00%